UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: June 30, 2011

        Check here if Amendment [_]; Amendment Number:

        This Amendment (Check only one.):
               [_] is a restatement.
               [_] adds new holdings entries.

        Institutional Investment Manager Filing this Report:

        Name:                 Park West Asset Management LLC
        Address:              900 Larkspur Landing Circle, Suite 165
                              Larkspur, California 94939

        Form 13F File Number:

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                August 11, 2011


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                0

Form 13 F Information Table Entry Total:         50

Form 13 F Information Table Value Total:   $458,045(thousands)

List of Other Included Managers:            NONE

                         Park West Asset Management LLC
                           Form 13 F Holdings Report
                                 June 30, 2011



Column 1                             Column 2      Column 3 Column 4         Column 5        Column 6 Column 7       Column 8
--------------------------------  --------------  ---------  -------  ---------------------  -------- -------- ---------------------
                                     Title of                 Value    Shares/    Sh/  Put/  Invstmnt  Other      Voting  Authority
Name of Issuer                         Class        Cusip   (x$1000)  Prn Amt     Prn  Call  Dscretn   Mngrs     Sole    Shared None
--------------------------------  --------------  ---------  -------  --------  ------ ----  -------- -------- --------- ------ ----
AXT INC                           COM             00246W103   6,597      777,945   SH          SOLE               777,945
ACCELRYS INC                      COM             00430U103  31,551    4,437,593   SH          SOLE             4,437,593
ACCURIDE CORP NEW                 COM NEW         00439T206   3,383      267,838   SH          SOLE               267,838
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1 00828UAB9  17,477   16,665,000  PRN          SOLE            16,665,000
AMERICAN DENTAL PARTNERS          COM             025353103   3,311      255,479   SH          SOLE               255,479
AMERIGON INC                      COM             03070L300  15,382      885,031   SH          SOLE               885,031
APPLE INC                         COM             037833100   2,449        7,297   SH          SOLE                 7,297
ASSET ACCEPTANCE CAPITAL CORP CMN COM             04543P100   2,650      655,868   SH          SOLE               655,868
CAI INTERNATIONAL INC             COM             12477X106  11,300      546,932   SH          SOLE               546,932
CLEARWATER PAPER CORP             COM             18538R103  15,888      232,696   SH          SOLE               232,696
COGENT COMM GROUP INC             NOTE 1% 6/1     19239VAB0  17,608   19,619,000  PRN          SOLE            19,619,000
COINSTAR INC                      COM             19259P300  24,823      455,135   SH          SOLE               455,135
CORRECTIONS CORP AMER NEW         COM NEW         22025Y407   5,640      260,500   SH          SOLE               260,500
CRAY INC                          COM NEW         225223304   1,217      190,162   SH          SOLE               190,162
CREXUS INVT CORP                  COM             226553105  14,587    1,312,997   SH          SOLE             1,312,997
DOLLAR FINL CORP                  COM             256664103     411       19,000   SH          SOLE                19,000
DOLLAR FINL CORP                  NOTE 3.000% 4/0 256664AC7   6,719    5,265,000  PRN          SOLE             5,265,000
EZCORP INC                        CL A NON VTG    302301106  22,071      620,410   SH          SOLE               620,410
FEIHE INTL INC                    PUT             31429Y103     723        5,234   SH  PUT     SOLE                 5,234
GSI GROUP INC CMN                 COM             36191C205     527       43,745   SH          SOLE                43,745
GENCORP INC                       COM             368682100     642      100,000   SH          SOLE               100,000
GENTEX CORP                       COM             371901109  12,164      402,398   SH          SOLE               402,398
GLOBALSTAR INC                    NOTE 5.7 % 4/0  378973AA9   3,375    4,500,000  PRN          SOLE             4,500,000
GLOBE SPECIALTY METALS INC        COM             37954N206  16,410      731,917   SH          SOLE               731,917
GRAPHIC PACKAGING HLDG CO         COM             388689101   4,962      912,153   SH          SOLE               912,153
INTUIT                            COM NEW         461202103   6,721      129,596   SH          SOLE               129,596
JARDEN CORP                       COM             471109108  15,874      459,989   SH          SOLE               459,989
JOS A BANK CLOTHIERS INC          COM             480838101  18,229      364,508   SH          SOLE               364,508
KNOLOGY INC                       COM             499183804   4,709      317,100   SH          SOLE               317,100
MI DEVELOPMENTS INC               COM             55304X104  25,476      837,203   SH          SOLE               837,203
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT  55608B105  21,580      781,888   SH          SOLE               781,888
MACQUARIE INFRASTR CO LLC         CALL            55608B105   2,218       80,347   SH  CALL    SOLE                80,347
MEDCATH CORP                      COM             58404W109  12,062      887,547   SH          SOLE               887,547
META FINL GROUP INC               COM             59100U108     542       28,459   SH          SOLE                28,459
MOVE INC COM                      COM             62458M108   4,161    1,900,000   SH          SOLE             1,900,000
NORDION INC                       COM             65563C105  45,207    4,128,538   SH          SOLE             4,128,538
PAIN THERAPEUTICS INC             COM             69562K100   1,045      269,961   SH          SOLE               269,961
PAIN THERAPEUTICS INC             CALL            69562K100     121       31,318   SH  CALL    SOLE                31,318
RPX CORP                          COM             74972G103   3,587      127,967   SH          SOLE               127,967
RTI BIOLOGICS INC                 COM             74975N105     407      150,000   SH          SOLE               150,000
SPS COMM INC                      COM             78463M107   4,821      270,994   SH          SOLE               270,994
TECUMSEH PRODS                    CL A            878895200   1,561      153,040   SH          SOLE               153,040
TERRA NOVA RTY CORP               COM             88102D103  13,003    1,715,388   SH          SOLE             1,715,388
TREX INC                          NOTE 6.000% 7/0 89531PAA3   3,104    2,459,000  PRN          SOLE             2,459,000
TRINITY BIOTECH PLC               SPON ADR NEW    896438306   7,698      774,400   SH          SOLE               774,400
VALUEVISION MEDIA INC             CL A            92047K107     910      118,975   SH          SOLE               118,975
WET SEAL INC                      CL A            961840105   1,878      420,165   SH          SOLE               420,165
XERIUM TECHNOLOGIES INC           COM NEW         98416J118  11,687      630,030   SH          SOLE               630,030
YAHOO INC                         COM             984332106   6,445      428,550   SH          SOLE               428,550
GLOBAL SHIP LEASE INC NEW         SHS A           Y27183105   3,132      587,704   SH          SOLE               587,704